Muzinich Low Duration Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 82.8%		Par	Value
Aerospace/Defense - 0.3%
TransDigm, Inc., 6.38%, 03/01/2029 (a)		$3,200,000	$3,236,207

Agency - 0.4%
Airport Authority, 4.88%, 01/12/2026		2,000,000	2,008,385
Istituto Per Il Credito Sportivo E Culturale SPA, 5.25%, 10/31/2025	EUR	2,800,000	3,070,884
			5,079,269

Airlines - 1.9%
Air Canada, 3.88%, 08/15/2026 (a)		550,000	538,183
Air France-KLM
7.25%, 05/31/2026	EUR	2,000,000	2,256,133
4.63%, 05/23/2029	EUR	2,000,000	2,219,699
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)		1,310,417	1,305,770
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/2026		2,440,000	2,438,193
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)		1,110,000	1,111,526
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)		589,836	587,824
Finnair Oyj, 4.75%, 05/24/2029	EUR	1,500,000	1,654,394
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)		2,990,250	3,003,900
Singapore Airlines Ltd., 3.00%, 07/20/2026		1,100,000	1,080,276
United Airlines, Inc., 4.38%, 04/15/2026 (a)		3,150,000	3,104,794
Wizz Air Finance Co. BV, 1.00%, 01/19/2026	EUR	3,725,000	3,947,333
			23,248,025

Automotive & Auto Parts - 10.6%
American Honda Finance Corp., 4.55%, 03/03/2028		4,425,000	4,421,468
Benteler International AG, 9.38%, 05/15/2028	EUR	1,400,000	1,589,516
Clarios Global LP / Clarios US Finance Co.
4.38%, 05/15/2026	EUR	1,500,000	1,621,379
6.75%, 02/15/2030 (a)		1,150,000	1,161,960
Ford Motor Credit Co. LLC
3.38%, 11/13/2025		5,351,000	5,287,243
6.95%, 06/10/2026		3,000,000	3,046,370
5.80%, 03/05/2027		3,000,000	3,013,305
4.13%, 08/17/2027		1,750,000	1,690,390
5.92%, 03/20/2028		2,175,000	2,182,248
4.17%, 11/21/2028	EUR	2,500,000	2,737,721
4.45%, 02/14/2030	EUR	3,000,000	3,261,858
4.00%, 11/13/2030		600,000	537,069
Forvia SE
2.75%, 02/15/2027	EUR	1,100,000	1,153,824
5.13%, 06/15/2029	EUR	750,000	793,744
5.50%, 06/15/2031	EUR	2,325,000	2,428,160
General Motors Financial Co., Inc.
4.35%, 04/09/2025		1,170,000	1,169,824
5.40%, 04/06/2026		1,000,000	1,004,369
2.35%, 02/26/2027		1,000,000	954,439
5.40%, 05/08/2027		3,840,000	3,877,448
5.80%, 06/23/2028		2,000,000	2,041,959
5.80%, 01/07/2029		2,000,000	2,036,614
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028 (a)		1,500,000	1,544,360
Hyundai Capital America
5.80%, 06/26/2025		3,000,000	3,006,320
6.00%, 07/11/2025 (a)		3,000,000	3,008,889
5.30%, 01/08/2029 (a)		3,325,000	3,354,879
5.30%, 01/08/2030 (a)		3,075,000	3,094,884
IHO Verwaltungs GmbH
8.75% (includes 9.50% PIK), 05/15/2028	EUR	2,250,000	2,545,455
6.75% (includes 7.50% PIK), 11/15/2029	EUR	2,050,000	2,273,474
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025 (a)		1,100,000	1,101,201
4.50%, 07/15/2028	EUR	6,625,000	7,187,338
Kia Corp.
3.25%, 04/21/2026		1,200,000	1,183,876
1.75%, 10/16/2026		3,000,000	2,877,868
LKQ Corp., 5.75%, 06/15/2028		460,000	470,424
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,657,835
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/2026		2,000,000	2,033,172
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (a)		4,784,000	4,734,038
2.65%, 03/17/2026	EUR	700,000	750,635
4.35%, 09/17/2027 (a)		2,500,000	2,427,656
Opmobility, 4.88%, 03/13/2029	EUR	1,700,000	1,865,798
Porsche Automobil Holding SE, 3.75%, 09/27/2029	EUR	4,975,000	5,417,885
RCI Banque SA
4.63%, 07/13/2026	EUR	4,500,000	4,957,318
3.75%, 10/04/2027	EUR	5,575,000	6,129,186
3.88%, 09/30/2030	EUR	1,500,000	1,637,692
Stellantis NV
3.38%, 11/19/2028	EUR	4,625,000	5,017,169
4.38%, 03/14/2030	EUR	175,000	194,840
3.50%, 09/19/2030	EUR	2,025,000	2,153,361
TI Automotive Finance PLC, 3.75%, 04/15/2029	EUR	2,500,000	2,713,841
Toyota Motor Credit Corp., 3.00%, 04/01/2025		3,000,000	3,000,000
Volkswagen Financial Services NV, 5.88%, 05/23/2029	GBP	4,100,000	5,354,377
Volkswagen Leasing GmbH, 3.88%, 10/11/2028	EUR	2,300,000	2,539,028
ZF Europe Finance BV
2.50%, 10/23/2027	EUR	800,000	808,774
4.75%, 01/31/2029	EUR	1,000,000	1,041,530
			132,094,011

Banking - 16.9%
Abanca Corp. Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,413,558
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	7,100,000	7,641,659
Alpha Services and Holdings SA, 6.00% to 09/13/2029 then 5 yr. Swap Rate EUR + 3.27%, 09/13/2034	EUR	1,650,000	1,901,420
Australia & New Zealand Banking Group Ltd., 2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (a)		2,700,000	2,681,214
Banco BPM SpA, 4.88% to 01/17/2029 then 3 mo. EURIBOR + 2.35%, 01/17/2030	EUR	1,850,000	2,099,599
Banco de Sabadell SA, 2.50% to 04/15/2026 then 5 yr. Swap Rate EUR + 2.95%, 04/15/2031	EUR	900,000	965,253
Banco Santander SA, 2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,100,000	2,516,920
Bank of America Corp.
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026		1,945,000	1,945,904
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		900,000	896,090
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,500,000	1,453,329
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		5,000,000	5,177,194
Bank of Ireland Group PLC
4.88% to 07/16/2027 then 1 yr. Swap Rate EUR + 2.05%, 07/16/2028	EUR	1,650,000	1,856,915
7.59% to 12/06/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.70%, 12/06/2032	GBP	1,100,000	1,479,419
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034	EUR	2,000,000	2,242,185
Banque Federative du Credit Mutuel SA
3.88% to 06/16/2027 then 5 yr. Swap Rate EUR + 2.20%, 06/16/2032	EUR	2,300,000	2,508,205
4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	4,500,000	4,847,128
Barclays PLC
7.33% to 11/02/2025 then 1 yr. CMT Rate + 3.05%, 11/02/2026		3,500,000	3,550,201
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		1,400,000	1,416,813
8.41% to 11/14/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.75%, 11/14/2032	GBP	725,000	995,346
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,888,814
2.38% to 11/20/2025 then 5 yr. Swap Rate EUR + 1.85%, 11/20/2030	EUR	1,600,000	1,721,110
2.00% to 05/24/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 05/24/2031	GBP	2,500,000	3,106,839
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034	EUR	1,400,000	1,529,494
BPCE SA
2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032	GBP	4,800,000	5,716,932
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,304,753
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027 (a)		1,150,000	1,182,424
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030 (a)		2,575,000	2,639,610
2.25% to 04/17/2025 then 5 yr. Swap Rate EUR + 1.68%, 04/17/2030	EUR	1,500,000	1,621,426
6.25% to 02/23/2028 then 5 yr. Swap Rate EUR + 3.55%, 02/23/2033	EUR	1,800,000	2,081,881
6.88% to 10/25/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.70%, 10/25/2033	GBP	1,500,000	2,004,363
Ceska sporitelna AS
5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	1,900,366
5.74% to 03/08/2027 then 3 mo. EURIBOR + 2.35%, 03/08/2028	EUR	1,600,000	1,812,336
Citigroup, Inc., 4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029		2,675,000	2,679,406
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	3,900,000	4,227,239
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	4,900,000	5,146,486
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	5,300,000	5,918,670
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (a)		1,100,000	1,096,454
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033	EUR	4,400,000	5,025,939
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (a)		5,500,000	5,466,436
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (a)		850,000	838,702
1.50% to 09/02/2025 then 5 yr. Swap Rate EUR + 1.90%, 09/02/2030	EUR	3,200,000	3,434,216
1.00% to 05/15/2026 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,118,803
Deutsche Bank AG
4.00% to 07/12/2027 then 3 mo. EURIBOR + 0.95%, 07/12/2028	EUR	2,400,000	2,650,081
4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	3,100,000	3,373,677
Deutsche Bank AG/New York NY
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026		2,500,000	2,508,109
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		2,700,000	2,775,644
Erste Group Bank AG, 0.88% to 11/15/2027 then 5 yr. Swap Rate EUR + 1.10%, 11/15/2032	EUR	2,500,000	2,544,023
Hamburg Commercial Bank AG
0.50% to 09/22/2025 then 3 mo. EURIBOR + 0.90%, 09/22/2026	EUR	2,300,000	2,456,113
4.50%, 07/24/2028	EUR	2,100,000	2,333,982
HSBC Holdings PLC
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029		1,280,000	1,268,030
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	3,000,000	3,472,022
8.20% to 11/16/2029 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.55%, 11/16/2034	GBP	3,230,000	4,546,486
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	320,000	355,148
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (a)		2,800,000	2,875,370
La Banque Postale SA, 0.88% to 01/26/2026 then 5 yr. Swap Rate EUR + 1.38%, 01/26/2031	EUR	3,100,000	3,304,039
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027		5,500,000	5,590,403
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027		200,000	202,099
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (b)		1,783,000	1,785,674
3.62% to 08/14/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.55%, 08/14/2030	GBP	1,800,000	2,317,685
NBK SPC Ltd., 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	717,723
Nova Ljubljanska Banka dd, 7.13% to 06/27/2026 then 1 yr. Swap Rate EUR + 3.61%, 06/27/2027	EUR	1,100,000	1,249,272
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	4,425,000	5,126,150
QNB Finance Ltd., 5.63% (SOFR + 1.20%), 04/02/2029		4,300,000	4,341,802
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027		800,000	770,671
7.10% to 11/16/2026 then BPSWS1 + 2.87%, 11/16/2027	GBP	1,000,000	1,326,491
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (a)		1,000,000	976,912
1.00% to 11/24/2025 then 5 yr. Swap Rate EUR + 1.55%, 11/24/2030	EUR	6,200,000	6,612,561
1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	2,200,000	2,321,923
Standard Chartered PLC
6.42% (SOFR + 2.03%), 02/08/2028		1,600,000	1,636,002
5.56% (SOFR + 1.17%), 05/14/2028		900,000	907,033
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (a)		5,000,000	5,085,156
2.50% to 09/09/2025 then 5 yr. Swap Rate EUR + 2.80%, 09/09/2030	EUR	6,905,000	7,446,878
Tatra Banka as, 4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,128,379
Unicaja Banco SA, 6.50% to 09/11/2027 then 1 yr. Swap Rate EUR + 3.25%, 09/11/2028	EUR	1,100,000	1,280,624
UniCredit SpA
2.73% to 01/15/2027 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,707,856
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032 (a)		3,600,000	3,611,347
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	1,400,000	1,561,459
Wells Fargo & Co., 5.24% to 01/24/2030 then SOFR + 1.11%, 01/24/2031		1,250,000	1,269,733
			210,487,608

Broadcasting - 1.7%
Asmodee Group AB, 5.75%, 12/15/2029	EUR	986,667	1,109,382
Netflix, Inc., 4.88%, 06/15/2030 (a)		700,000	706,704
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)		2,975,000	2,784,682
Pinewood Finco PLC
3.25%, 09/30/2025	GBP	500,000	637,892
6.00%, 03/27/2030	GBP	2,075,000	2,647,964
TEGNA, Inc., 4.63%, 03/15/2028		3,025,000	2,868,217
Univision Communications, Inc.
6.63%, 06/01/2027 (a)		1,275,000	1,264,791
8.00%, 08/15/2028 (a)		2,800,000	2,811,761
Warnermedia Holdings, Inc., 3.76%, 03/15/2027		6,248,000	6,094,783
			20,926,176

Building Materials - 0.6%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,800,000	2,030,506
James Hardie International Finance DAC
3.63%, 10/01/2026	EUR	2,655,000	2,863,754
5.00%, 01/15/2028 (a)		922,000	896,468
Standard Industries, Inc./NY, 2.25%, 11/21/2026	EUR	2,000,000	2,105,635
			7,896,363

Cable/Satellite TV - 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)		3,250,000	3,247,225
5.38%, 06/01/2029 (a)		8,800,000	8,510,295
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 02/15/2028		1,200,000	1,162,717
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)		2,650,000	2,569,718
			15,489,955

Capital Goods - 2.0%
CK Hutchison International 24 Ltd., 5.38%, 04/26/2029		8,000,000	8,182,178
Esab Corp., 6.25%, 04/15/2029 (a)		800,000	813,379
Ingersoll Rand, Inc., 5.40%, 08/14/2028		1,475,000	1,510,625
Regal Rexnord Corp., 6.05%, 02/15/2026		4,640,000	4,675,750
Traton Finance Luxembourg SA
4.13%, 11/22/2025	EUR	800,000	871,250
3.38%, 01/14/2028	EUR	2,100,000	2,286,997
5.63%, 01/16/2029	GBP	4,200,000	5,414,653
Weir Group PLC, 6.88%, 06/14/2028	GBP	1,250,000	1,680,462
			25,435,294

Chemicals - 1.3%
Celanese US Holdings LLC, 6.42%, 07/15/2027		1,861,000	1,890,298
INEOS Finance PLC, 6.63%, 05/15/2028	EUR	1,775,000	1,972,967
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	1,825,000	1,975,355
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025 (a)		1,600,000	1,570,745
1.83%, 10/15/2027 (a)		3,505,000	3,261,540
2.30%, 11/01/2030 (a)		1,400,000	1,209,074
Orbia Advance Corp. SAB de CV
1.88%, 05/11/2026		3,100,000	2,998,514
4.00%, 10/04/2027		1,020,000	987,261
			15,865,754

Consumer-Products - 0.1%
Coty, Inc., 4.50%, 05/15/2027	EUR	1,150,000	1,265,171

Containers - 0.7%
Amcor Flexibles North America, Inc.
4.00%, 05/17/2025		850,000	848,831
5.10%, 03/17/2030 (a)		1,500,000	1,511,376
Berry Global, Inc., 5.50%, 04/15/2028		3,850,000	3,924,825
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	1,879,179
ProGroup AG, 5.13%, 04/15/2029	EUR	1,200,000	1,282,642
			9,446,853

Diversified Financial Services - 10.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026		2,039,000	1,970,316
6.10%, 01/15/2027		800,000	818,113
6.45%, 04/15/2027		2,181,000	2,250,963
Air Lease Corp.
2.88%, 01/15/2026		4,364,000	4,301,663
2.20%, 01/15/2027		1,310,000	1,255,435
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028		1,025,000	1,046,083
Aircastle Ltd., 5.25%, 08/11/2025 (a)		4,430,000	4,433,142
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)		2,400,000	2,389,661
Ares Capital Corp.
3.25%, 07/15/2025		200,000	199,100
7.00%, 01/15/2027		3,875,000	3,994,247
Aviation Capital Group LLC
4.13%, 08/01/2025 (a)		1,000,000	996,596
3.50%, 11/01/2027 (a)		4,500,000	4,346,670
6.25%, 04/15/2028 (a)		1,000,000	1,035,119
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (a)		2,130,000	2,139,105
4.25%, 04/15/2026 (a)		1,425,000	1,417,283
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	575,000	597,551
Blackstone Private Credit Fund
7.05%, 09/29/2025		500,000	504,909
1.75%, 11/30/2026	EUR	3,700,000	3,904,156
2.63%, 12/15/2026		4,000,000	3,831,268
3.25%, 03/15/2027		1,500,000	1,445,119
Blackstone Secured Lending Fund, 5.35%, 04/13/2028		2,325,000	2,323,283
Blue Owl Capital Corp., 3.75%, 07/22/2025		1,115,000	1,111,618
Blue Owl Credit Income Corp.
7.75%, 09/16/2027		2,475,000	2,582,860
7.95%, 06/13/2028		1,300,000	1,376,965
BOC Aviation Ltd., 6.69% (3 mo. LIBOR US + 1.30%), 05/21/2025 (b)		3,000,000	3,007,199
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	858,591
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)		2,825,000	2,809,936
CA Auto Bank SPA/Ireland, 6.00%, 12/06/2026	GBP	4,250,000	5,557,055
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)		2,350,000	2,278,226
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026		280,000	277,935
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)		2,300,000	2,368,903
Fiserv, Inc.
5.38%, 08/21/2028		800,000	817,939
3.50%, 07/01/2029		2,900,000	2,756,552
Goldman Sachs Group, Inc., 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026		2,500,000	2,509,993
HPS Corporate Lending Fund, 5.45%, 01/14/2028 (a)		2,800,000	2,789,755
Hyundai Card Co. Ltd., 5.75%, 04/24/2029		860,000	884,916
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		5,900,000	5,615,961
India Vehicle Finance, 5.85%, 03/25/2029		2,630,000	2,607,410
Jerrold Finco PLC, 5.25%, 01/15/2027	GBP	1,900,000	2,428,529
Macquarie Bank Ltd., 4.88%, 06/10/2025 (a)		2,100,000	2,098,994
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/2025		4,780,000	4,747,675
5.50%, 07/31/2027		2,275,000	2,307,803
Mitsubishi HC Capital UK PLC, 3.32% (3 mo. EURIBOR + 0.70%), 04/30/2026	EUR	1,400,000	1,516,191
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026		600,000	599,864
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026		2,500,000	2,519,414
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029		1,000,000	1,013,116
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031		2,375,000	2,412,081
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028		1,250,000	1,272,754
Nasdaq, Inc., 5.35%, 06/28/2028		850,000	869,669
PayPal Holdings, Inc., 4.45%, 03/06/2028		675,000	677,150
REC Ltd.
2.25%, 09/01/2026		200,000	192,972
2.75%, 01/13/2027		2,840,000	2,738,881
Shriram Finance Ltd.
4.15%, 07/18/2025		900,000	893,810
6.15%, 04/03/2028		5,375,000	5,332,156
Sofina SA, 1.00%, 09/23/2028	EUR	3,100,000	3,112,604
SoftBank Group Corp.
4.00%, 07/06/2026		1,475,000	1,443,505
5.00%, 04/15/2028	EUR	3,000,000	3,284,702
Synchrony Financial, 4.88%, 06/13/2025		3,750,000	3,748,311
UBS Group AG, 2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (a)		4,250,000	4,230,071
			132,851,848

Diversified Media - 0.5%
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/2028 (a)		2,600,000	2,671,812
Prosus NV, 3.26%, 01/19/2027		3,600,000	3,486,320
			6,158,132

Energy - 1.1%
Devon Energy Corp., 5.88%, 06/15/2028		1,280,000	1,283,829
Expand Energy Corp., 5.38%, 02/01/2029		2,000,000	1,993,036
ONEOK, Inc., 4.40%, 10/15/2029		1,125,000	1,104,119
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025		2,176,000	2,175,475
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (a)		5,875,000	5,720,590
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 01/15/2029		1,000,000	1,022,738
			13,299,787

Food & Drug Retail - 0.2%
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/2025	EUR	400,000	428,628
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,201,654
			2,630,282

Food/Beverage/Tobacco - 2.3%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)		500,000	503,622
Barry Callebaut Services NV, 3.75%, 02/19/2028	EUR	2,100,000	2,292,585
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/2025	EUR	4,150,000	4,473,040
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027 (a)		1,600,000	1,518,287
Flora Food Management BV, 6.88%, 07/02/2029	EUR	2,125,000	2,337,961
Keurig Dr Pepper, Inc., 5.05%, 03/15/2029		4,450,000	4,505,751
Mars, Inc., 4.80%, 03/01/2030 (a)		3,750,000	3,767,989
Performance Food Group, Inc., 6.13%, 09/15/2032 (a)		1,300,000	1,293,822
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	625,000	692,572
The Campbell's Co., 5.20%, 03/21/2029		2,825,000	2,866,762
Viterra Finance BV, 0.38%, 09/24/2025	EUR	4,075,000	4,357,852
			28,610,243

Gaming - 0.8%
Cirsa Finance International Sarl, 6.50%, 03/15/2029	EUR	1,050,000	1,181,301
Flutter Treasury DAC
5.00%, 04/29/2029	EUR	825,000	915,318
6.38%, 04/29/2029 (a)		950,000	967,930
International Game Technology PLC, 3.50%, 06/15/2026	EUR	2,400,000	2,593,052
Sands China Ltd.
5.13%, 08/08/2025 (c)		1,300,000	1,299,692
2.30%, 03/08/2027 (c)		800,000	758,819
5.40%, 08/08/2028 (c)		2,400,000	2,403,852
			10,119,964

Healthcare - 3.7%
Amgen, Inc.
5.51%, 03/02/2026		500,000	500,097
5.25%, 03/02/2030		700,000	715,719
Centene Corp., 4.63%, 12/15/2029		625,000	599,049
CVS Health Corp., 5.00%, 01/30/2029		4,350,000	4,370,252
Ephios Subco 3 Sarl, 7.88%, 01/31/2031	EUR	1,075,000	1,241,221
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029		2,075,000	2,080,159
Gilead Sciences, Inc., 1.65%, 10/01/2030		1,200,000	1,025,526
Grifols SA, 7.13%, 05/01/2030	EUR	1,500,000	1,679,390
Gruenenthal GmbH, 4.63%, 11/15/2031	EUR	2,275,000	2,379,915
HCA, Inc.
5.88%, 02/15/2026		2,980,000	2,991,885
5.00%, 03/01/2028		1,050,000	1,058,268
5.63%, 09/01/2028		3,704,000	3,786,920
4.13%, 06/15/2029		2,000,000	1,941,232
IQVIA, Inc.
5.70%, 05/15/2028		1,675,000	1,706,515
6.25%, 02/01/2029		5,000,000	5,208,670
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)		1,425,000	1,444,508
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028	EUR	4,000,000	4,122,326
Perrigo Finance Unlimited Co., 5.38%, 09/30/2032	EUR	675,000	740,732
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026		350,000	350,498
Quest Diagnostics, Inc., 4.63%, 12/15/2029		1,130,000	1,124,325
Stryker Corp.
4.25%, 09/11/2029		575,000	567,714
4.85%, 02/10/2030		1,250,000	1,261,546
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,551,632
Werfen SA/Spain, 4.63%, 06/06/2028	EUR	3,500,000	3,935,715
			46,383,814

Homebuilders/Real Estate - 5.2%
AccorInvest Group SA
6.38%, 10/15/2029	EUR	600,000	669,767
5.50%, 11/15/2031	EUR	2,900,000	3,107,356
Akelius Residential Property AB, 2.38%, 08/15/2025	GBP	3,250,000	4,155,553
American Tower Corp.
5.25%, 07/15/2028		3,200,000	3,255,494
5.20%, 02/15/2029		700,000	710,988
ARGAN SA, 1.01%, 11/17/2026	EUR	1,000,000	1,045,561
Aroundtown SA
0.63%, 07/09/2025	EUR	1,400,000	1,504,312
4.80%, 07/16/2029	EUR	1,500,000	1,673,982
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	638,459
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	1,690,000	1,762,982
CTP NV, 0.50%, 06/21/2025	EUR	2,700,000	2,904,610
Digital Dutch Finco BV, 0.63%, 07/15/2025	EUR	2,100,000	2,256,835
Fastighets AB Balder, 1.88%, 01/23/2026	EUR	1,100,000	1,179,496
Hammerson PLC
3.50%, 10/27/2025	GBP	1,434,000	1,834,855
6.00%, 02/23/2026	GBP	2,100,000	2,738,234
7.25%, 04/21/2028	GBP	1,900,000	2,582,396
Heimstaden Bostad AB
1.13%, 01/21/2026	EUR	1,150,000	1,221,754
3.88%, 11/05/2029	EUR	2,125,000	2,257,527
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/01/2025 (a)		3,130,000	3,122,394
Logicor Financing Sarl, 4.63%, 07/25/2028	EUR	1,700,000	1,895,551
MasTec, Inc., 4.50%, 08/15/2028 (a)		1,180,000	1,152,034
NE Property BV, 1.88%, 10/09/2026	EUR	1,400,000	1,490,014
P3 Group Sarl, 4.63%, 02/13/2030	EUR	1,425,000	1,587,757
Toll Brothers Finance Corp., 4.88%, 03/15/2027		1,500,000	1,500,399
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)		2,561,000	2,722,223
VICI Properties LP, 4.75%, 04/01/2028		550,000	551,240
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025 (a)		2,000,000	2,001,100
4.50%, 09/01/2026 (a)		2,800,000	2,787,853
4.25%, 12/01/2026 (a)		3,210,000	3,176,122
Webuild SpA
3.88%, 07/28/2026	EUR	100,000	108,678
5.38%, 06/20/2029	EUR	1,300,000	1,462,741
4.88%, 04/30/2030	EUR	3,475,000	3,852,647
Weyerhaeuser Co., 4.75%, 05/15/2026		1,325,000	1,327,038
			64,237,952

Hotels - 0.6%
Hyatt Hotels Corp., 5.25%, 06/30/2029		2,500,000	2,523,406
Marriott International, Inc./MD, 4.90%, 04/15/2029		2,000,000	2,010,187
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	2,000,000	2,557,312
			7,090,905

Insurance - 0.6%
Athora Holding Ltd., 6.63%, 06/16/2028	EUR	2,400,000	2,803,117
Fidelidade - Co. De Seguros SA/Portugal, 4.25% to 09/04/2026 then 5 yr. Swap Rate EUR + 4.49%, 09/04/2031	EUR	4,000,000	4,343,595
Rothesay Life PLC, 8.00%, 10/30/2025	GBP	450,000	589,721
			7,736,433

Leisure - 0.8%
Carnival Corp., 6.00%, 05/01/2029 (a)		2,950,000	2,928,751
CPUK Finance Ltd., 6.50%, 08/28/2026	GBP	510,000	654,541
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (a)		4,350,000	4,273,009
6.00%, 02/01/2033 (a)		1,672,000	1,671,214
			9,527,515

Metals/Mining - 0.2%
Novelis Corp., 3.25%, 11/15/2026 (a)		3,000,000	2,903,302

Paper - 0.6%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,141,893
Suzano International Finance BV, 5.50%, 01/17/2027		4,500,000	4,548,154
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,250,000	1,387,255
			8,077,302

Publishing/Printing - 0.2%
Informa PLC, 3.13%, 07/05/2026	GBP	1,600,000	2,018,312

Restaurants - 0.1%
Bertrand Franchise Finance SAS, 6.49% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,075,000	1,168,222

Services - 3.8%
Arena Luxembourg Finance Sarl
1.88%, 02/01/2028	EUR	2,000,000	2,055,233
4.84% (3 mo. EURIBOR + 2.50%), 05/01/2030	EUR	1,975,000	2,140,047
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,166,779
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	2,000,000	2,115,010
Kapla Holding SAS, 6.00% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,142,250
Leasys SpA
4.63%, 02/16/2027	EUR	3,330,000	3,712,108
2.88%, 08/17/2027	EUR	1,800,000	1,946,064
3.88%, 10/12/2027	EUR	2,200,000	2,430,516
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	463,188
6.38%, 05/31/2029	EUR	1,050,000	1,185,711
4.25%, 02/15/2030	EUR	1,400,000	1,502,039
Pachelbel Bidco SpA, 7.13%, 05/17/2031	EUR	1,500,000	1,721,692
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026	EUR	1,500,000	1,624,286
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (a)		5,675,000	5,682,786
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,101,876
RAC Bond Co. PLC, 4.87%, 05/06/2026	GBP	3,300,000	4,256,563
Rekeep SpA, 9.00%, 09/15/2029	EUR	1,950,000	2,082,496
Summer BC Holdco B SARL, 5.88%, 02/15/2030	EUR	775,000	825,322
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)		5,500,000	5,405,509
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)		2,250,000	2,278,377
			46,837,852

Steel - 0.5%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		3,500,000	3,529,854
ArcelorMittal SA, 4.88%, 09/26/2026	EUR	2,550,000	2,836,113
			6,365,967

Super Retail - 1.7%
AA Bond Co. Ltd., 8.45%, 01/31/2028	GBP	4,000,000	5,479,155
B&M European Value Retail SA, 8.13%, 11/15/2030	GBP	850,000	1,143,971
Dufry One BV, 2.00%, 02/15/2027	EUR	3,000,000	3,152,467
ITM Entreprises SASU, 5.75%, 07/22/2029	EUR	3,100,000	3,590,149
Magnera Corp., 7.25%, 11/15/2031 (a)		3,075,000	2,994,450
Meituan, 4.50%, 04/02/2028		3,400,000	3,378,726
Tapestry, Inc., 5.10%, 03/11/2030		1,100,000	1,098,921
			20,837,839

Supranational - 0.2%
Africa Finance Corp., 4.38%, 04/17/2026		2,200,000	2,182,950

Technology - 5.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/2030	EUR	2,975,000	3,257,165
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,575,000	2,814,636
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027		500,000	494,561
Broadcom, Inc.
3.15%, 11/15/2025		800,000	793,244
4.75%, 04/15/2029		2,000,000	2,006,587
5.05%, 07/12/2029		600,000	607,914
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)		5,250,000	5,102,930
Dell International LLC / EMC Corp., 4.75%, 04/01/2028		1,175,000	1,179,655
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)		2,125,000	2,144,318
Foundry JV Holdco LLC, 5.90%, 01/25/2030 (a)		1,280,000	1,325,035
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026		2,675,000	2,668,820
4.55%, 10/15/2029		2,325,000	2,298,106
HP, Inc., 4.00%, 04/15/2029		5,000,000	4,846,918
Intel Corp.
3.15%, 05/11/2027		540,000	523,389
3.75%, 08/05/2027		500,000	489,485
IPD 3 BV, 8.00%, 06/15/2028	EUR	1,100,000	1,245,771
LG Energy Solution Ltd.
5.38%, 07/02/2027 (a)		950,000	957,684
5.75%, 09/25/2028		1,830,000	1,867,524
Micron Technology, Inc., 4.19%, 02/15/2027		1,100,000	1,091,464
Oracle Corp.
2.95%, 05/15/2025		2,000,000	1,995,517
6.15%, 11/09/2029		1,600,000	1,692,402
2.95%, 04/01/2030		1,200,000	1,101,378
OVH Groupe SAS, 4.75%, 02/05/2031	EUR	1,500,000	1,609,739
Rocket Software, Inc., 9.00%, 11/28/2028 (a)		2,675,000	2,760,449
Roper Technologies, Inc., 4.50%, 10/15/2029		1,140,000	1,132,249
SK Battery America, Inc., 4.88%, 01/23/2027		2,000,000	2,010,139
SK Hynix, Inc.
6.25%, 01/17/2026		2,000,000	2,021,374
6.38%, 01/17/2028		2,000,000	2,081,303
Teleperformance SE
5.25%, 11/22/2028	EUR	2,900,000	3,317,954
4.25%, 01/21/2030	EUR	4,800,000	5,238,871
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	2,741,071
VMware LLC
4.50%, 05/15/2025		1,800,000	1,798,841
3.90%, 08/21/2027		2,500,000	2,455,788
			67,672,281

Telecommunications - 3.2%
Bharti Airtel Ltd., 4.38%, 06/10/2025		4,100,000	4,096,467
eircom Finance DAC, 2.63%, 02/15/2027	EUR	1,600,000	1,694,402
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,171,302
iliad SA
2.38%, 06/17/2026	EUR	500,000	534,040
5.38%, 05/02/2031	EUR	1,900,000	2,141,534
Level 3 Financing, Inc., 10.50%, 04/15/2029 (a)		1,775,000	1,961,375
Matterhorn Telecom SA, 3.13%, 09/15/2026	EUR	1,600,000	1,719,084
PLT VII Finance Sarl, 6.00% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,461,584
RCS & RDS SA, 3.25%, 02/05/2028	EUR	2,400,000	2,523,664
Rogers Communications, Inc., 5.00%, 02/15/2029		2,000,000	2,000,602
SES SA
0.88%, 11/04/2027	EUR	1,100,000	1,122,009
3.50%, 01/14/2029	EUR	2,400,000	2,564,744
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029		2,850,000	2,880,125
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,675,424
5.19%, 08/02/2029	EUR	975,000	1,095,875
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029		750,000	749,383
T-Mobile USA, Inc.
4.75%, 02/01/2028		2,000,000	2,000,296
4.85%, 01/15/2029		1,500,000	1,508,166
3.38%, 04/15/2029		2,000,000	1,901,142
United Group BV
6.75%, 02/15/2031	EUR	675,000	742,718
6.50%, 10/31/2031	EUR	3,775,000	4,111,177
			39,655,113

Transportation Excluding Air/Rail - 1.5%
Abertis Infraestructuras SA, 3.38%, 11/27/2026	GBP	2,000,000	2,512,055
DP World Ltd./United Arab Emirates, 2.38%, 09/25/2026	EUR	5,200,000	5,578,300
GXO Logistics, Inc., 1.65%, 07/15/2026		1,675,000	1,609,661
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	2,800,000	3,749,339
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/2025		200,000	200,313
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028 (a)		2,775,000	2,838,717
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	1,800,000	1,886,496
			18,374,881

Utilities - 1.2%
Boston Gas Co., 3.00%, 08/01/2029 (a)		3,000,000	2,779,380
EEW Energy from Waste GmbH, 0.36%, 06/30/2026	EUR	1,100,000	1,152,631
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026		3,000,000	2,942,192
Essential Utilities, Inc., 4.80%, 08/15/2027		950,000	953,211
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		2,230,000	2,105,053
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030		1,875,000	1,898,342
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)		525,000	526,637
Yorkshire Water Finance PLC, 1.75%, 11/26/2026	GBP	1,950,000	2,377,514
			14,734,960
TOTAL CORPORATE BONDS (Cost $1,012,395,026)			1,029,946,542

CONVERTIBLE BONDS - 5.9%		Par	Value
Banking - 5.9%
ABN AMRO Bank NV, 4.75%, 07/28/2025		500,000	499,261
AIB Group PLC, 4.63% to 05/20/2030 then 5 yr. Swap Rate EUR + 1.90%, 05/20/2035	EUR	5,000,000	5,524,108
Banco Bilbao Vizcaya Argentaria SA
5.75% to 09/15/2028 then 5 yr. Swap Rate EUR + 2.80%, 09/15/2033	EUR	3,000,000	3,456,210
8.25% to 11/30/2028 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.60%, 11/30/2033	GBP	2,000,000	2,778,283
Banco Santander SA, 5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,158,864
Bank of Ireland Group PLC
6.75% to 03/01/2028 then 5 yr. Swap Rate EUR + 4.15%, 03/01/2033	EUR	4,500,000	5,248,054
4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	3,200,000	3,563,636
Bayerische Landesbank
1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	4,600,000	4,815,200
1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032	EUR	2,300,000	2,338,250
Credit Agricole SA, 1.87% to 12/09/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.50%, 12/09/2031	GBP	1,500,000	1,824,789
de Volksbank NV, 1.75% to 10/22/2025 then 5 yr. Swap Rate EUR + 2.10%, 10/22/2030	EUR	5,600,000	6,023,841
Deutsche Bank AG, 4.00% to 06/24/2025 then SONIA + 1.94%, 06/24/2026	GBP	1,000,000	1,287,563
ING Groep NV
1.00% to 11/13/2025 then 5 yr. Swap Rate EUR + 1.20%, 11/13/2030	EUR	2,000,000	2,134,022
2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	700,000	749,635
Landsbankinn HF, 5.00%, 05/13/2028	EUR	5,025,000	5,703,338
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	2,500,000	3,064,636
National Australia Bank Ltd., 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	612,961
NatWest Group PLC
2.11% to 11/28/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.75%, 11/28/2031	GBP	4,800,000	5,902,309
5.64% to 10/17/2029 then UK Government Bonds 5 Year Note Generic Bid Yield + 2.10%, 10/17/2034	GBP	1,100,000	1,406,880
Permanent TSB Group Holdings PLC, 3.00% to 08/19/2026 then 5 yr. Swap Rate EUR + 3.22%, 08/19/2031	EUR	2,600,000	2,789,220
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	2,350,000	2,631,635
Swedbank AB, 7.27% to 11/15/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 3.80%, 11/15/2032	GBP	1,800,000	2,426,177
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	4,350,000	5,603,213
			73,542,085
TOTAL CONVERTIBLE BONDS (Cost $72,277,162)			73,542,085

BANK LOANS - 3.5%		Par	Value
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 14.64% (3 mo. SOFR US + 2.50%), 08/04/2031		885,550	878,514

Diversified Financial Services - 0.7%
Citadel Securities Global Holdings LLC, Senior Secured First Lien, 11.04% (1 mo. SOFR US + 2.00%), 10/31/2031		2,475,047	2,475,369
Jane Street Group LLC, Senior Secured First Lien
12.61% (3 mo. SOFR US + 2.00%), 12/15/2031		369,785	365,856
12.71% (3 mo. SOFR US + 2.00%), 12/15/2031		3,092,253	3,059,398
NorthAB LLC, Senior Secured First Lien, 13.62% (3 mo. SOFR US + 2.50%), 11/24/2028		2,970,000	2,951,170
			8,851,793

Diversified Media - 0.2%
Advantage Sales & Marketing, Inc., Senior Secured First Lien, 17.61% (3 mo. SOFR US + 4.25%), 10/28/2027		2,266,373	2,192,399

Healthcare - 0.3%
Financiere Mendel SASU, Senior Secured First Lien, 11.04% (3 mo. EURIBOR + 3.00%), 11/13/2030	EUR	1,000,000	1,078,081
Phoenix Guarantor, Inc., Senior Secured First Lien, 13.78% (1 mo. SOFR US + 2.50%), 02/21/2031		2,475,063	2,468,169
			3,546,250

Railroads - 0.3%
Genesee & Wyoming, Inc., Senior Secured First Lien, 13.35% (3 mo. SOFR US + 1.75%), 04/10/2031		3,482,500	3,454,205

Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 13.15% (1 mo. SOFR US + 1.75%), 09/23/2030		1,985,000	1,969,586

Services - 0.4%
Camelot US Acquisition LLC, Senior Secured First Lien, 15.16% (1 mo. SOFR US + 2.75%), 01/31/2031		2,324,709	2,296,128
Circet Europe SASU, Senior Secured First Lien, 9.36% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,077,248
PG Polaris BidCo Sarl, Senior Secured First Lien
14.90% (3 mo. SOFR US + 3.00%), 03/24/2031		295,984	296,354
16.11% (3 mo. SOFR US + 3.00%), 03/24/2031		902,412	903,540
			4,573,270

Super Retail - 0.1%
Peer Holding III BV, Senior Secured First Lien
14.13% (3 mo. SOFR US + 2.50%), 07/01/2031		877,800	877,361
12.20% (3 wk. EURIBOR + 3.25%), 11/24/2031	EUR	1,000,000	1,082,347
			1,959,708

Technology - 0.3%
Coherent Corp., Senior Secured First Lien, 12.66% (1 mo. SOFR US + 2.00%), 07/02/2029		1,060,438	1,060,327
Gen Digital, Inc., Senior Secured First Lien, 13.15% (1 mo. SOFR US + 1.75%), 09/12/2029		2,431,564	2,422,068
			3,482,395

Telecommunications - 0.4%
Iridium Satellite LLC, Senior Secured First Lien, 14.15% (1 mo. SOFR US + 2.25%), 09/20/2030		2,468,750	2,432,102
Masorange Finco PLC, Senior Secured First Lien, 10.44% (1 mo. EURIBOR + 2.75%), 03/25/2031	EUR	1,000,000	1,073,258
T-Mobile Netherlands 2/25 TLB, Senior Secured First Lien, 11.34% (3 mo. EURIBOR + 3.15%), 03/30/2029	EUR	1,000,000	1,077,140
Ziggo BV, Senior Secured First Lien, 8.37% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,044,669
			5,627,169

Transportation Excluding Air/Rail - 0.1%
First Student Bidco, Inc., Senior Secured First Lien
11.19% (3 mo. SOFR US + 2.50%), 07/21/2028		1,189,494	1,188,899
13.69% (3 mo. SOFR US + 2.50%), 07/21/2028		350,642	350,467
			1,539,366

Utilities - 0.4%
Calpine Construction Finance Co. LP, Senior Secured First Lien, 13.89% (1 mo. SOFR US + 2.00%), 07/31/2030		3,500,000	3,494,173
Constellation Renewables LLC, Senior Secured First Lien, 14.59% (3 mo. SOFR US + 2.25%), 12/15/2027		989,946	990,099
			4,484,272
TOTAL BANK LOANS (Cost $42,866,225)			42,558,927

COLLATERALIZED LOAN OBLIGATIONS - 2.9%		Par	Value
Ares European CLO, Series 21X, Class A, 3.68% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	2,300,000	2,490,316
Avoca CLO, Series 32X, Class A1, 0.00% (3 mo. EURIBOR + 1.17%), 04/15/2039 (d)	EUR	2,300,000	2,488,631
Bain Capital Credit CLO, Series 2024-6A, Class A1, 5.65% (3 mo. Term SOFR + 1.33%), 01/21/2038 (a)		2,000,000	2,000,936
Bain Capital Euro CLO, Series 2024-3X, Class A1, 3.91% (3 mo. EURIBOR + 1.30%), 01/18/2038	EUR	2,000,000	2,167,527
Ballyrock CLO Ltd., Series 2024-28A, Class A1A, 5.65% (3 mo. Term SOFR + 1.32%), 01/20/2038 (a)		1,375,000	1,371,362
Blackrock European Clo XIII DAC, Series 15X, Class A, 3.87% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	1,833,484
Cairn CLO, Series 2024-19X, Class A, 3.89% (3 mo. EURIBOR + 1.30%), 04/15/2039	EUR	2,000,000	2,165,675
Capital Four CLO, Series 8X, Class A, 4.35% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	1,890,744
CVC Cordatus Loan Fund, Series 33X, Class A1, 4.12% (3 mo. EURIBOR + 1.29%), 03/24/2038	EUR	2,000,000	2,160,746
Henley CLO, Series 12X, Class A1, 4.06% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	1,800,000	1,942,885
Jubilee CLO, Series 2024-29X, Class A, 4.31% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,162,014
Neuberger Berman CLO Ltd., Series 2024-58A, Class A, 5.90% (3 mo. Term SOFR + 1.34%), 10/18/2038 (a)		1,100,000	1,099,204
Penta CLO, Series 2024-18X, Class A, 4.14% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	2,000,000	2,157,602
Providus CLO, Series 11X, Class A, 3.99% (3 mo. EURIBOR + 1.29%), 01/20/2038	EUR	2,000,000	2,158,108
Ravensdale Park CLO, Series 1X, Class A, 0.00% (3 mo. EURIBOR + 1.17%), 04/25/2038 (d)(e)	EUR	950,000	1,027,238
RRE Loan Management, Series 24X, Class A1, 3.53% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	2,300,000	2,486,246
Trinitas Euro CLO, Series 8X, Class A, 3.93% (3 mo. EURIBOR + 1.30%), 01/15/2038	EUR	2,000,000	2,160,765
Voya Euro CLO, Series 8X, Class A, 4.07% (3 mo. EURIBOR + 1.28%), 01/15/2039	EUR	2,000,000	2,164,021
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $35,560,798)			35,927,504

SHORT-TERM INVESTMENTS - 3.0%			Value
Money Market Funds - 3.0%		Shares
First American Treasury Obligations Fund - Class X, 4.25% (f)		37,649,552	37,649,552
TOTAL SHORT-TERM INVESTMENTS (Cost $37,649,552)			37,649,552

TOTAL INVESTMENTS - 98.1% (Cost $1,200,748,763)			1,219,624,610
Other Assets in Excess of Liabilities - 1.9%			24,174,345
TOTAL NET ASSETS - 100.0%			$1,243,798,955
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average

EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $211,133,212 or 17.0% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	Zero coupon bonds make no periodic interest payments.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,027,238 or 0.1% of net assets as of March 31, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/16/2025	USD	254,203,000	EUR	233,000,000	$2,044,786
U.S. Bancorp Investments, Inc.	06/17/2025	USD	242,632,680	EUR	222,000,000	1,518,603
U.S. Bancorp Investments, Inc.	04/16/2025	USD	107,941,057	GBP	88,000,000	(5,728,525)
Net Unrealized Appreciation (Depreciation)						$(2,165,136)

EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Muzinich Low Duration Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$2,789,754	$1,027,156,788	$–	$1,029,946,542
Convertible Bonds	–	73,542,085	–	73,542,085
Bank Loans	–	42,558,927	–	42,558,927
Collateralized Loan Obligations	–	34,900,266	1,027,238	35,927,504
Money Market Funds	37,649,552	–	–	37,649,552
Total Investments	$40,439,306	$1,178,158,066	$1,027,238	$1,219,624,610

Other Financial Instruments:
Forwards*	$–	$3,563,389	–	$3,563,389
Total Other Financial Instruments	$–	$3,563,389	$–	$3,563,389

Liabilities:
Other Financial Instruments:
Forwards*	$–	$(5,728,525)	–	$(5,728,525)
Total Other Financial Instruments	$–	$(5,728,525)	$–	$(5,728,525)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Bank Loans
Balance as of December 31, 2024	$-
Acquisitions	988,523
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	38,715
Transfer in and/or out of Level 3	-
Balance as of March 31, 2025	$1,027,238

Change in unrealized appreciation/depreciation for Level 3 investments held at March 31, 2025	$38,715

Type of Security	Fair Value at March 31, 2025	Valuation Techniques	Unobservable Input	Input Value(s)
Collateralized Loan Obligation CLO	$1,027,238	Cost	N/A	N/A

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Muzinich & Co., Inc., as Advisor to the Fund and the Fund's Valuation Designee under Rule 2a-5 of the Investment Company Act of 1940, oversees valuation techniques.